RISK MANAGEMENT (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets	$ 16,377,253	$ 13,060,653
Allowance account for credit losses of financial assets	8,223,103	6,621,911	$ 5,248,755	$ 4,789,257
Small Business Loans [Member]
Financial assets	$ 11,895,448	$ 9,823,657
Percentage of Allowance Recorded on Financial Assets	22.00%	15.00%
Allowance account for credit losses of financial assets	$ 2,610,446	$ 1,487,246
Small Business Loans [Member] | Level 1 - Low Risk [Member]
Financial assets	$ 4,938,711	$ 3,738,353
Percentage of Allowance Recorded on Financial Assets	2.00%	3.00%
Allowance account for credit losses of financial assets	$ 114,361	$ 124,139
Small Business Loans [Member] | Level 2 - Medium Risk [Member]
Financial assets	$ 1,641,169	$ 1,623,733
Percentage of Allowance Recorded on Financial Assets	5.00%	3.00%
Allowance account for credit losses of financial assets	$ 81,796	$ 46,627
Small Business Loans [Member] | Level 3 and 4 - High Risk [Member]
Financial assets		$ 4,461,571
Percentage of Allowance Recorded on Financial Assets		30.00%
Allowance account for credit losses of financial assets		$ 1,316,480
Small Business Loans [Member] | Level 3 - High Risk [Member]
Financial assets	$ 3,806,554
Percentage of Allowance Recorded on Financial Assets	33.00%
Allowance account for credit losses of financial assets	$ 1,264,077
Small Business Loans [Member] | Level 4 - Default [Member]
Financial assets	$ 1,509,014
Percentage of Allowance Recorded on Financial Assets	76.00%
Allowance account for credit losses of financial assets	$ 1,150,212